LIQUIDITY/GOING CONCERN (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012
LIQUIDITY/GOING CONCERN [Abstract]
Assets	$ 6,290,482	$ 2,904,978		$ 752,382
Capital required to meet obligations during fiscal year 2014	15,000,000	19,400,000
Unrestricted cash	3,344,071	310,199	127,244	423,009
Accumulated losses	(21,298,662)	(19,149,805)		(1,697,292)
Restricted cash and cash equivalents	$ 2,500,506